Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 16,092	¥ (13,005)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	41,152	24,305
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,855	1,478
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	909	1,078
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(6,455)	5,119
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	4,625	10,785
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	20,692	(19,513)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ 35,618	12,442
Other expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		¥ (89)